Debt - Schedule of Term Loan (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Principal	$ 55,000	$ 55,000
Total term loan, net	6,011	5,481
Term Loan [Member]
Debt Instrument [Line Items]
Principal	5,000	5,000
Derivative liability	1,639	714
Less: current maturities		0	$ 0
Less: unamortized discounts and fees	(119)	(127)
Less: debt issuance costs	(92)	(106)
Net carrying value	6,428	$ 5,481
Less: current portion	$ (417)